INCM-P1 12/24

FRANKLIN TEMPLETON ETF TRUST

SUPPLEMENT DATED DECEMBER 9, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED AUGUST 1, 2024, OF

FRANKLIN INCOME FOCUS ETF (THE “FUND”)

Effective January 1, 2025, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows:

I.	The following replaces the second paragraph under the “Fund Summary – Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus:

The Fund may invest up to 40% of its assets in equity-linked notes (ELNs). ELNs are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities (usually a common stock or broad market equity index) and a related equity derivative, such as a put or call option, in a single note form.

II.	The following replaces the fourth paragraph under the “Fund Details – Principal Investment Policies and Practices” section of the Fund’s Prospectus:

The Fund may invest up to 40% of its assets in equity-linked notes (ELNs).

III.	The following replaces the third to last and fourth to last paragraphs under the “Fund Details – Principal Investment Policies and Practices” section of the Fund’s Prospectus:

ELNs are hybrid instruments that are specially designed to combine the characteristics of one or more reference securities (usually a common stock or broad market equity index) and a related equity derivative, such as a put or call option, in a single note form.

The Fund may engage in all types of ELNs, including those that: (1) provide for protection of the Fund’s principal in exchange for limited participation in the appreciation of the underlying securities or index, and (2) do not provide for such protection and subject the Fund to the risk of loss of the Fund’s principal investment. ELNs can provide the Fund with an efficient investment tool that may be less expensive than investing directly in the underlying securities or index and the related equity derivative.

IV.	The tenth bullet point in the “Goals, Strategies and Risks – Additional Strategies” section of the Fund’s SAI is hereby replaced with the following:

•	up to 40% of its assets in equity-linked notes.

Please retain this supplement for future reference.

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